Summary of Principal Accounting Policies - Principles of Consolidation (Details)	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	$ 13,404,512		¥ 9,713,466	¥ 21,368,512	¥ 89,960,362
Restricted cash	2,065,406		21,207,771		13,861,350
Accounts receivable, net	4,376,559		6,239,617		29,371,964
Inventories	32,803,581		320,383,465		220,151,394
Advances to suppliers	6,279,768		24,694,549		42,144,779
Prepaid expense and other assets, net	4,912,539		30,295,221		32,969,032
Amounts due from related parties			295,000
Property and equipment, net	21,765,303		5,145,359		146,071,301
Intangible assets, net	15,564,552		3,740,000		104,456,822
Goodwill	149,303		1,002,000		1,002,000
Long-term investments	1,132,435		1,090,052		7,600,000
Other non-current assets	253,593		837,145		1,701,913
TOTAL ASSETS	102,707,551		424,643,645		689,290,917
LIABILITIES
Accounts payable	11,631,384		72,889,659		78,060,546
Notes payable	4,566,196		47,105,605		30,644,656
Accrued salary and benefits	8,779,020		41,436,994		58,917,761
Accrued expenses and other current liabilities	3,581,971		13,877,331		24,039,320
Amounts due to related parties	85,656,749		374,558,131		574,859,577
Dividends payable	17,142				115,043
Income tax payable	249,377		6,950,908		1,673,618
Long-term deposits	260,758		1,850,000		1,750,000
Total liabilities	116,393,022		558,668,628		781,136,846
Loss from operations	(12,150,171)	¥ (81,542,235)	(72,351,105)	(21,825,771)
Net loss	(12,654,016)	(84,923,634)	(89,954,109)	(40,137,374)
Net cash used in operating activities	(1,398,352)	(9,384,630)	(27,574,688)	(240,531,658)
Net cash used in investing activities	(998,661)	(6,702,207)	(1,949,087)	(10,133,386)
Net cash provided by financing activities	$ 13,259,523	¥ 88,987,312	¥ 39,076,500	272,033,556
Percentage of consolidated revenue	100.00%	100.00%	100.00%
Percentage of consolidated total assets	85.20%	85.20%
Percentage of consolidated total liabilities	99.60%	99.60%
VIEs and its subsidiaries
ASSETS
Cash and cash equivalents			¥ 9,713,466		89,951,084
Restricted cash			21,207,771		13,861,350
Accounts receivable, net			6,239,617		29,371,964
Inventories			320,383,465		220,151,394
Advances to suppliers			24,694,549		41,591,310
Prepaid expense and other assets, net			30,295,221		32,969,032
Amounts due from related parties			295,000
Property and equipment, net			5,145,359		146,071,301
Intangible assets, net			3,740,000		3,173,489
Goodwill			1,002,000		1,002,000
Long-term investments			1,090,052		7,600,000
Other non-current assets			837,145		1,701,913
TOTAL ASSETS			424,643,645		587,444,837
LIABILITIES
Accounts payable			72,889,659		78,060,546
Notes payable			47,105,605		30,644,656
Accrued salary and benefits			41,436,994		56,615,874
Accrued expenses and other current liabilities			13,877,331		23,370,034
Amounts due to related parties			374,558,131		574,859,577
Dividends payable					115,043
Income tax payable			6,950,908		1,673,618
Long-term deposits			1,850,000		1,750,000
Other non-current liabilities					11,076,325
Total liabilities			558,668,628		¥ 778,165,673
Net revenue		¥ 1,093,437,850	947,580,431	577,902,804
Loss from operations		(74,743,570)	(72,351,105)	(21,825,771)
Net loss		(78,124,650)	(89,954,109)	(40,137,374)
Net cash used in operating activities		(9,393,904)	(27,574,688)	(240,531,658)
Net cash used in investing activities		(6,702,206)	(1,949,087)	(10,133,386)
Net cash provided by financing activities		¥ 88,987,306	¥ 39,076,500	¥ 272,033,556
Exclusive Business Cooperation Agreements
LIABILITIES
Prior notice period (in days)	30 days	30 days